Accumulated Other Comprehensive Income (Loss) - Change in Accumulated OCI (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Accumulated Other Comprehensive Income (Loss), Net of Tax [Roll Forward]
Beginning balance	$ (8,457)	$ (2,797)	$ (5,437)
Net change	4,137	(5,660)	2,640
Ending balance	(4,320)	(8,457)	(2,797)
Derivatives
Accumulated Other Comprehensive Income (Loss), Net of Tax [Roll Forward]
Beginning balance	(2,277)	(2,869)	(3,785)
Net change	616	592	916
Ending balance	(1,661)	(2,277)	(2,869)
Employee Benefit Plans
Accumulated Other Comprehensive Income (Loss), Net of Tax [Roll Forward]
Beginning balance	(2,407)	(4,456)	(4,391)
Net change	(943)	2,049	(65)
Ending balance	(3,350)	(2,407)	(4,456)
Foreign currency
Accumulated Other Comprehensive Income (Loss), Net of Tax [Roll Forward]
Beginning balance	(512)	(377)	(364)
Net change	(157)	(135)	(13)
Ending balance	(669)	(512)	(377)
Debt securities | Available-for-sale debt securities
Accumulated Other Comprehensive Income (Loss), Net of Tax [Roll Forward]
Beginning balance	(3,257)	4,443	3,100
Net change	4,600	(7,700)	1,343
Ending balance	1,343	(3,257)	4,443
Equity securities | Available-for-sale debt securities
Accumulated Other Comprehensive Income (Loss), Net of Tax [Roll Forward]
Beginning balance	(4)	462	3
Net change	21	(466)	459
Ending balance	$ 17	$ (4)	$ 462